As filed with the Securities and Exchange Commission on March 11, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22229

PNMAC Mortgage Opportunity Fund, LLC

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2008

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LLC

Annual Report

December 31, 2008

PNMAC Mortgage Opportunity Fund, LLC
Table of Contents

Page(s)
Letter to Shareholders	1
Financial Statements
Statement of Assets and Liabilities	2
Schedule of Investments	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-16
Report of Independent Registered Public Accounting Firm	17
Additional Information	18
Directors and Officers	19-23
Approval of Investment Management Agreement	24

Contained herein:
Audited financial statements of PNMAC Mortgage Opportunity Fund, LP (“Master Fund”)

PNMAC Mortgage Opportunity Fund, LLC
Letter to Shareholders

Dear Shareholder:

We are pleased to present this first annual report to shareholders of PNMAC Mortgage Opportunity Fund, LLC (the “Fund”) for the period ending December 31, 2008.  The Fund was established to capitalize on the dislocations in the U.S. residential mortgage market.   During this reporting period, we witnessed historic levels of dislocation and turmoil throughout the financial markets and in the mortgage-related markets in particular.

Overall market turmoil accelerated in September, starting with the U.S. government’s takeover of Fannie Mae and Freddie Mac and the bankruptcy of Lehman Brothers.  In response, the government announced and implemented a series of interventions, including Treasury’s $700 billion Troubled Asset Relief Program (TARP), which has largely purchased preferred equity in banks; the Federal Reserve's reduction in its target federal funds rate to an all-time low range of 0 to 0.25%; and a Federal Reserve program announced in late November to improve mortgage market liquidity by purchasing up to $600 billion in debt backed and issued by the government-sponsored enterprises.  Uncertainty in the full scope and direction of government interventions, however, combined with the volatile markets, led to sustained periods of inactivity in the markets for residential mortgage loans throughout the period.

The government interventions contributed to a significant reduction in mortgage rates for consumers during the period.  The average rate on a 30-year fixed-rate conventional conforming mortgage fell from 6.46% on October 30 to 5.10% by December 31, an all-time low since Freddie Mac began its survey in 1971.  Despite this decrease in borrowing costs, the housing market has yet to see sustained signs of stabilization.  Home prices have continued to decline sharply, with the S&P / Case-Schiller 20-city composite index for November down a record 18.2% from a year earlier.  Monthly sales of existing homes reported by the National Association of Realtors increased somewhat by December, but remained near low levels not seen in more than 10 years.   The weak housing market combined with deteriorating macroeconomic conditions has contributed to increased bank failures, with 25 failures in 2008 according to the Federal Deposit Insurance Corporation (FDIC).

Amid the turmoil, PennyMac has remained disciplined in its investment approach and demonstrated its unique capabilities in the areas of sourcing, valuation, and due diligence of potential whole loan investments; portfolio strategy and servicing to work preemptively with troubled borrowers to preserve and enhance the value of loans; and refinancing and secondary marketing to realize value.  We have showcased these capabilities in three investments for the Fund during the period, including a unique structured transaction with the FDIC for the residential loans of a failed bank completed in late December.  These investments began delivering investment income for the Fund in 2008, and over their life we expect these investments to deliver total returns consistent with the Fund’s investment objectives.

We thank you for your commitment to PennyMac and the Fund and look forward to our continued partnership with you in the months and years ahead.

Sincerely,

Stanford L. Kurland
Chief Executive Officer, PNMAC Capital Management, LLC

PNMAC Mortgage Opportunity Fund, LLC
Statement of Assets and Liabilities
December 31, 2008

Assets:

Investments , at fair value (cost $152,387,621)	$148,142,416
Receivable from affiliate	2,279,173
Dividends receivable	8,963
Total assets	150,430,552

Liabilities:

Payable to investment manager	820,834
Payable to affiliate	511,569
Accrued expenses and other liabilities	15,563
Distributions payable to series A preferred shares	4,750
Total liabilities	1,352,716

Net Assets	$149,077,836

Net Assets Consist of:
Series A preferred shares	$-
Common shares	173
Paid in capital	154,953,478
Accumulated undistributed net investment income	1,527,213
Accumulated net realized loss on investments	(581,546)
Net unrealized depreciation on investments	(6,821,482)

Total Net Assets	$149,077,836

Net Asset Value per Share
Common shares
Net assets applicable to common shares	$148,963,836
Share outstanding ($0.001 par value, unlimited shares authorized)	172,965
Net asset value, offering and redemption price per share	$861

Series A preferred shares
Net assets applicable to preferred shares at a liquidation preference of $500 per share	$114,000
Shares outstanding ($0.001 par value, 5,000 shares authorized)	228
Net asset value, offering and redemption price per share	$500

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
2

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments
December 31, 2008

Description	Shares or Principal Amount	Fair Value

INVESTMENTS – 99.4%*
Investment in Master Fund – 94.1%*
PNMAC Mortgage Opportunity Fund, LP	$144,560,924	$140,315,719
Total Investment in Master Fund (Cost $144,560,924)	144,560,924	140,315,719

Short-Term Investment – 5.3%*
BlackRock Liquidity Funds: TempFund Institutional Shares	7,826,697	7,826,697
Total Short-Term Investment (Cost $7,826,697)	7,826,697	7,826,697

TOTAL INVESTMENTS (Cost $152,387,621)		148,142,416
Other assets in excess of liabilities – 0.6%*		935,420
TOTAL NET ASSETS – 100%*		$149,077,836
* Percentages are stated as a percent of net assets

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
3

PNMAC Mortgage Opportunity Fund, LLC
Statement of Operations
For the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Investment income allocated from Master Fund:
Dividend income	$6,071,483
Total investment income	6,071,483
Expenses allocated from Master Fund:
Investment advisory fees	2,462,500
Professional expenses	311,606
Directors’ fees and expenses	249,200
Portfolio accounting fees	208,454
Insurance expense	175,450
Administration fees	85,984
Custody fees	2,012
Total expenses	3,495,206

Net investment income allocated from Master Fund	2,576,277

Investment income
Dividend income	85,462
Total investment income	85,462
Expenses:
Shareholder services fee	820,834
Organization costs	701,525
Professional expenses	130,721
Administration fees	56,230
Custody fees	2,012
Total expenses	1,711,322

Net investment income	950,417

Distributions to series A preferred shareholders	(4,750)

Change in unrealized losses on investments
allocated from Master Fund:
Net change in unrealized depreciation on investments	(6,821,482)
Net loss on investments
allocated from Master Fund	(6,821,482)
Net decrease in net assets resulting from operations	$(5,875,815)

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
4

PNMAC Mortgage Opportunity Fund, LLC
Statement of Changes in Net Assets
For the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Increase (decrease) in net assets resulting from operations:
Net investment income	$950,417
Distributions to series A preferred shareholders	(4,750)
Net change in unrealized depreciation on investments	(6,821,482)
Net decrease in net assets resulting from operations	(5,875,815)

Change in net assets resulting from capital transactions:
Proceeds from series A preferred shares issued	114,000
Proceeds from common shares issued	169,452,821
Return of capital distributions on common shares issued	(14,471,943)
Offering costs	(141,227)
Net increase in net assets resulting from capital transactions	154,953,651

Net increase in net assets	149,077,836

Net Assets: Beginning of Period	-
Net Assets: End of Period	$149,077,836

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
5

PNMAC Mortgage Opportunity Fund, LLC
Statement of Cash Flows
For the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Cash flows from operating activities:

Net decrease in net assets resulting from operations	$(5,875,815)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:

Purchases of investment in Master Fund	(146,563,548)
Return of capital distributions from Master Fund	2,002,624
Purchases of short-term investments	(85,718,600)
Sales of short-term investments	77,891,903
Net investment income allocated from Master Fund	(2,576,277)
Net unrealized depreciation on investments allocated from Master Fund	6,821,482
Increase in receivable from affiliate	(2,279,173)
Increase in dividends receivable	(8,963)
Increase in payable to investment manager	820,834
Increase in payable to affiliate	511,569
Increase in accrued expenses and other liabilities	15,563
Increase in distribution payable to series A preferred shares	4,750

Net cash used in operating activities	(154,953,651)

Cash flows from financing activities:
Proceeds from series A preferred shares issued	114,000
Proceeds from common shares issued	169,452,821
Return of capital distributions on common shares	(14,471,943)
Offering costs	(141,227)

Net cash provided by financing activities	154,953,651

Net increase in cash	-

Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
6

PNMAC Mortgage Opportunity Fund, LLC
Financial Highlights
For the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Common Shares
PER SHARE OPERATING PERFORMANCE:
BEGINNING NET ASSET VALUE	$1,000.00

OFFERING COSTS: (1)	(1.07)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1), (2)	7.19
Distributions to series A preferred shares (1),	(0.04)
Net loss from investments	(47.44)

Total loss from investment operations	(40.29)

DISTRIBUTIONS
Return of capital distributions	(97.40)

Total distributions	(97.40)
ENDING NET ASSET VALUE	$861.24

Total return (3),(5)	(4.16)%
Internal rate of return (6)	(12.87)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$148,963,836
Ratio of expenses to weighted average net assets (2) , (4) , (7)	9.92%
Ratio of net investment income to weighted average net assets (2) , (4), (7)	1.81%
Portfolio turnover rate (3)	0.00%

Series A preferred shares:
Net assets, end of period	$114,000
Total shares outstanding	228
Asset coverage ratio	130,770%
Involuntary liquidation preference per share	$500

(1)	Calculated using the average shares outstanding during the period.

(2)	Includes proportionate share of income and expenses of the Master Fund.

(3)	Not annualized.

(4)	Annualized.

(5)	Total return is calculated for the common share class taken as a whole. An investor’s return may vary from these returns based on the timing of capital transactions.

(6)
Internal rate of return was computed based on the actual dates of the cash inflows (proceeds from issuance of shares), outflows (return of capital distributions) and the ending net assets at the end of the period of the common shares.

(7)	Ratios exclude distributions to series A preferred shareholders.

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
7

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

1.	Organization
PNMAC Mortgage Opportunity Fund, LLC (the “Fund”) is a limited liability company organized under the laws of the state of Delaware.  The Fund is registered under the Investment Fund Act of 1940, as amended, as a closed-end, non-diversified management investment Fund. Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  Investments in the Fund may be made only by “accredited investors” within the meaning of Regulation D under the 1933 Act.  The investment objective of the Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Fund invests substantially all of its assets in limited partnership interest of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), a limited partnership formed under the laws of the state of Delaware.  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company and is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC, both of which are affiliates of the Fund.  The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for the Fund and the General Partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund has the same investment objective as the Fund and conducts its operations through investments in PNMAC Mortgage Co, LLC and PNMAC Mortgage Co (FI), LLC (collectively, the “Mortgage Investments”).  PNMAC Mortgage Co, LLC is a wholly owned limited liability company.  PNMAC Mortgage Co, LLC acquires, holds and works-out distressed U.S. residential mortgages.  PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a $558 million pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”).  The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC.  As mortgages owned by PNMAC Mortgage Co, LLC become performing, PNMAC Mortgage Co, LLC may transfer them to the Master Fund for securitization for financing purposes or sale.  The Master Fund may directly or indirectly hold interests in pools of such securities mortgages and will also invest directly in other mortgage-related investment securities. The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements.  The percentage of the Master Fund owned by the Fund at December 31, 2008 was 99.99%.  The Fund is the sole limited partner in the Master Fund.  At December 31, 2008, the Master Fund owned 100% of PNMAC Mortgage Co, LLC and 67.4% of PNMAC Mortgage Co (FI), LLC.

The Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission.

The Fund commenced operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one year extensions by the Investment Manager in its discretion, in accordance with the terms of the Limited Liability Company Agreement.

2.	Significant Accounting Policies
The Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America.  Following are the significant accounting policies adopted by the Fund:

8

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation
The Fund adopted the provisions of Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements (“SFAS 157”), effective at the commencement of operations.  The Fund has elected to defer the election of SFAS 157 for non-financial assets and liabilities in accordance.

Due to the inherent uncertainty of valuation, the estimated fair value of the Investments would differ significantly from the value that may be realized if the Fund is liquidated and this difference could be material.  Fair value considerations of investments held are further discussed in Footnote 3 – Fair Value of Investments.

Master Fund Investment
The Fund receives a proportionate limited partnership interest in the Master Fund equal to its relative contribution of capital to the Master Fund. The net decrease in net assets resulting from operations includes the Fund’s proportionate share of the Master Fund’s income and losses (including net investment income and net realized and unrealized gains and losses on investments) arising from its investment in the Master Fund as reported by the General Partner of the Master Fund.

Security Transactions and Investment Income
The Fund records investment and contractual transactions on the trade/contract date of the investment purchase or sale.  The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.  Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Fund.

Illiquid Securities
The Fund’s, Master Fund’s and Mortgage Companies’ investments include assets that are considered illiquid.  These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Dividends to Shareholders
Dividends to shareholders are recorded on the ex-dividend date.  The character of dividends to shareholders made during the year may differ from their ultimate characterization for federal income tax purposes.  The Fund will distribute substantially all of its net investment income and all of its capital gains to shareholders at least annually.  The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Expenses
The Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, administration and custody fees.  Expenses that are not directly attributable to the Fund are generally allocated among the entities in proportion to their respective capital commitments.  All general and administrative expenses are recognized on an accrual basis of accounting.

9

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Organizational Costs
Organizational costs of $701,525 have been expensed during the period ended December 31, 2008 in accordance with American Institute of Certified Public Accountants’ Statement of Position 98-5, Reporting on the Costs of Start-Up Activities.

Income Taxes
The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

In July, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current period.  The Fund adopted FIN 48 as of the commencement of its operations.

FIN 48 requires the Fund to analyze all open tax years.  Open tax years are those that are open for examination by the relevant income taxing authority.  As of December 31, 2008, open Federal and state income tax years include the tax year ended December 31, 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the Statement of Operations.

Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Recent Accounting Pronouncements
In March 2008, Statement SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  The Fund does not expect the adoption of SAFS 161 to have a significant impact on its financial statements and did not hold any derivative instruments as of December 31, 2008.

10

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

In October 2008, the FASB issued FASB Staff Position No. 157-3 Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (“FSP 157-3”).  The staff position clarifies the application of SFAS 157 in inactive markets and provides an illustrative example of how the fair value of a financial asset is determined in an inactive market.  FSP 157-3 is effective immediately, including prior periods for which financial statements have not been issued.  The issuance of this staff position affects the Fund as a significant portion of the Fund’s financial assets and liabilities are measured at fair value using market value approaches based on active markets.  Availability of observable market inputs has diminished considerably as a result of the increasing inactivity in the secondary market for mortgage loans, mortgage-backed securities and other real estate related assets.  The lack of observable market inputs requires that the Fund rely heavily on its own internal assumptions of the future cash flows and appropriate risk-adjusted discount rates market participants would apply in measuring the fair value of financial assets and liabilities in orderly market transactions that are not forced liquidations or distressed sales.  A significant portion of the Fund’s financial assets were classified as Level 3 fair value measurements as a result of market inactivity and the lack of availability of observable market inputs.

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”).  The new standard is intended to improve financial reporting by identifying a consistent framework for selecting accounting principles to be used in preparing financial statements that are presented in conformity with U.S. GAAP for nongovernmental entities.  SFAS162 will be effective 60 days after the U.S. Securities and Exchange Commission approves the Public Company Accounting Oversight Board’s amendments to AU Section 411, “The Meaning of Present Fairly in Conformity with Generally Accepted Accounting Principles.”  The Fund does not expect the adoption of SAFS 162 to have a significant impact on its financial statements.

In April 2008, the FASB voted to eliminate qualifying special purpose entities (QSPEs) from the guidance in FASB Statement No. 140 Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities (“SFAS 140”).  While the revised standard has not been finalized and the FASB’s proposals will be subject to a public comment period, this change may have a significant impact on the Fund’s financial statements as it may lose sales treatment for future sales.  An effective date for any proposed revisions has not been determined by the FASB.

In connection with the proposed changes to SFAS 140, the FASB also is proposing three key changes to the consolidation model in FASB Interpretations No. 46(R), Consolidation of Variable Interest Entities (revised December 2003) – an interpretations of ARB No. 51 (“FIN 46(R)”).  First, the FASB has proposed to include former QSPEs in the scope of FIN 46(R).  In addition, the FASB supports amending FIN 46(R) to change the method of analyzing which party to a variable interest entity (VIE) should consolidate the VIE to a primarily qualitative determination of control instead of today’s risks and rewards model.  Finally, the proposed amendment is expected to require all VIEs and their primary beneficiaries to be reevaluated quarterly.  The previous rules required reconsideration only when specified reconsideration events occurred.  As of December 31, 2008, the Fund’s investment of approximately $140,315,719 in the Master Fund represented an investment in an unconsolidated VIEs.  The Fund will be evaluating the impact of these changes on the Fund’s financial statements once the standard is approved and issued.

11

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

3.	Fair Value of Investments
Investments for which no quotations are readily available are valued by the Valuation Committee in good faith at fair value using methods and procedures approved by the Board of Directors.   These methods generally include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which the investment is traded (including the time needed to dispose of the investment, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these investments may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates.  Although the procedures used by the Valuation Committee to fair value investments are believed to be appropriate and reasonable, the actual values that may be realized upon the ultimate liquidation of the investment may not represent the amount that is reflected in the statement of operations, and the differences could be material.

The Fund reported investments, recorded at fair value, in the accompanying financial statements as follows:

The Fund’s Investment in Master Fund of $140,315,719 (93% of total assets) has been estimated by management in the absence of readily determinable fair values. Management’s estimate is based on the Fund’s proportionate interest in the Master Fund’s partners’ capital, which is reported at fair value as of December 31, 2008.

Management's fair value estimates of investments held by the Master Fund are based on the expected proportionate share of the discounted cash flow projections of the assets and liabilities of these investments. The Master Fund’s Mortgage Investments are valued based on the proportionate share of the discounted cash flow projections of the assets and liabilities from these investments.  These Mortgage Investments’ are valued based on the proportionate share of discounted cash-flow projections of the assets and liabilities of FNBN I, LLC and PNMAC Mortgage Co, LLC (“Mortgage Companies”) given that the loans or loan participation interest held by the Mortgage Companies represent substantially all of the net asset value held by these entities.

Short-term investments which represent Money Market Funds are valued at the number of shares multiplied by the value per share published by the manager of the Money Market Fund on the valuation date.  Fair value of such funds also include assessment of liquidity and credit risk, including lockout provisions, if any, related to these funds.

In accordance with SFAS 157, the Fund established a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the hierarchy under SFAS 157 are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs.  Observable inputs are inputs that other market participants would use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

12

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.  The pricing level used for valuing an asset may not be an indication of the risk associated with investing in the asset.  The following is a summary of the pricing levels used, as of December 31, 2008, for valuing the assets of the Fund:

Description	Total	Level 1	Level 2	Level 3
Short-term investments	$7,826,697	$7,826,697	$-	$-
Investment in Master Fund	140,315,719	-	-	140,315,719
Total investments	$148,142,416	$7,826,697	$-	$140,315,719

The following table includes a roll-forward of the amounts for the year ended December 31, 2008 for financial instruments classified within level 3.  The classification of a financial instrument within level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Master Fund Investment	Total
Balance at August 11, 2008, commencement of operations	$-	$-
Net purchases, sales and paydowns	144,560,924	144,560,924
Transfers in/(out)	-	-
Gains/(losses):
Amortization of discount/(premium)	-	-
Realized	-	-
Unrealized depreciation, net of income allocated from the Master Fund	(4,245,205)	(4,245,205)
Balance at December 31, 2008	$140,315,719	$140,315,719

4.	Investment Transactions
During the period from August 11, 2008 (commencement of operations) to December 31, 2008, the Fund purchased a limited partnership interest in the Master Fund in the amount of $146,563,548 and received return of capital distributions from the Master Fund in the amount of $2,002,624.

5.	Shareholder Servicing Fee, Administration Fees and Custodian Fees
The Fund has entered into a Shareholder Services Agreement with PNMAC Capital Management, LLC.  Under the terms of the agreement, the Fund will pay the Investment Manager a fee equal to an annual rate of 0.5% on capital commitments until December 31, 2011 and thereafter a fee equal to an annual rate of 0.5% of the Fund’s net asset value so long as the fee does not exceed 0.5% of the aggregate capital contributions to the Fund.  The shareholder services fee is accrued monthly and paid quarterly.  The shareholder services fee for the period ended December 31, 2008 was $820,834.

13

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

The Fund has engaged U.S. Bancorp Fund Services, LLC, an indirect wholly-owned subsidiary of U.S. Bancorp, to serve as the Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Fund pays the administrator a monthly fee computed at an annual rate of 0.02% of the first $1,000,000,000 of the Fund's total monthly net assets, 0.015% on the next $1,000,000,000 of the Fund's total monthly net assets and 0.01% on the balance of the Fund's total monthly net assets subject to an annual minimum fee of $120,000.  The administration fees for the period ended December 31, 2008 was $56,230.

U.S. Bank, N.A. serves as the Fund's custodian. The Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund's average daily market value subject to an annual minimum fee of $4,800.  The custody fee expense for the period ended December 31, 2008 was $2,012.

6.	Directors and Officers
The Fund’s and Master Fund’s Board of Directors has overall responsibility for monitoring and overseeing the investment program of the Fund and its management and operations.  The Fund and Master Fund share the same Board of Directors.  All Directors fees and expenses are paid by the Master Fund.   The Independent Directors are each paid an annual retainer of $60,000 and a fee per meeting of the Board of Directors of $2,000 for each regular meeting and $1,000 for each telephonic meeting, subject to a cap of $15,000 per year for all telephonic meetings, plus reasonable out-of-pocket expenses. Directors are reimbursed by the Master Fund for their travel expenses related to Board meetings.  The total Directors fees and expenses incurred for the period from August 11, 2008 (commencement of operations) through December 31, 2008 was $249,200.  One of the Directors is an officer of the Advisor and the Fund and receives no compensation from the Fund for serving as a Director.

Certain officers of the Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Fund for serving in their respective roles.  The Board of Directors appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations.

7.	Common Shareholders
Common shares of the Fund were offered in private placements pursuant to Section 4(2) of the U.S. Securities Act of 1933, as amended on August 11, 2008 (the “Initial Closing”).  No additional closings were held after the Initial Closing to accept new or additional Capital Commitments. The minimum initial capital commitment required is $100,000,000.  The Fund raised $393,237,622 in aggregate capital commitments, of which $169,452,821 has been called as of December 31, 2008.  The Fund returned capital of $14,471,943 during the period August 11, 2008 (commencement of operations) to December 31, 2008, which may be recalled.

The Fund issues common shares at the Net Asset Value per Share as calculated within 48 hours prior to receipt of capital called.  The Fund is authorized to issue an unlimited number of common shares.  The common shares have no preferential, preemptive, conversion, appraisal, exchange or redemption rights and there are no sinking fund provisions applicable to the shares.  The Fund has issued 172,965 shares during the fiscal period which were outstanding at December 31, 2008.

Shareholders are not able to withdraw from the Fund other than through distributions made upon a realization of the Fund’s investments.

14

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

8.	Preferred Shares
Series A preferred shares of the Fund were created by the Board of Directors on August 11, 2008.  The Fund is authorized to issue up to 5,000 series A preferred shares at $500 per share.  As of December 31, 2008 the Fund has issued 228 shares.  Series A preferred shares are entitled to receive cumulative dividends in an amount equal to 10% per year.  As of December 31, 2008 accrued but unpaid dividends on preferred shares are $4,750.  Upon redemption by the Fund, series A preferred shareholders are entitled to the liquidation preference which is $500 per series A preferred share plus accumulated and unpaid dividends.  Series A preferred shareholders are not entitled to vote on any matter except matters submitted to a vote of the common shares that also affects the series A preferred shares.  The Fund shall not issue or sell any preferred shares or pay any dividend or distribution to the common shares unless the preferred shares have an asset coverage of at least 200% immediately following the given action.

9.	Income Tax Information
When appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.  The reclassifications have no effect on net assets or net asset value per share.  For the period ended December 31, 2008, the Fund has recorded the following reclassifications to the accounts listed below:

Paid In Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss
$-	$581,546	($581,546)

The permanent differences primarily relate to a net operating loss.

At December 31, 2008, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

Cost of Investments	$153,354,589

Unrealized appreciation	$-
Unrealized depreciation	(5,212,173)
Net unrealized depreciation	(5,212,173)

Undistributed ordinary income	8,314
Undistributed long-term capital gains	-
Total distributable earnings	8,314

Other accumulated losses	(671,956)

Total accumulated losses	$(5,875,815)

The tax character of distributions paid to shareholders during the period ended December 31, 2008 was as follows:

Distributions Paid From:
Capital	$14,471,943
Ordinary Income	-
Long-Term Capital Gain	-
Total	$14,471,943

15

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

10.	Transactions With Affiliates
PNMAC Mortgage Opportunity (Offshore) Fund, Ltd. owns 23.02% of the common shares issued of the Fund.  As of December 31, 2008, $2,279,173 in receivable from affiliate on the Statement of Assets and Liabilities, represents funds owed to the Fund from PNMAC Mortgage Opportunity (Offshore) Fund, Ltd. for the December 17, 2008 capital call due December 26, 2008.  This balance was received subsequent to year-end on January 16, 2009.
As of the December 31, 2008, the payable to affiliate of $511,569 represents funds owed to Private National Mortgage Acceptance Company, LLC for offering and organization expenses paid on the Fund’s behalf.  The Investment Manager is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC.

PennyMac Loan Services, LLC acts as the principal mortgage servicer for all mortgages owned by the Mortgage Companies.  PennyMac Loan Services, LLC is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which a wholly owned subsidiary of Blackrock, Inc.  BlackRock Inc. is an affiliate of the Fund.

11.	Risk Factors
Because of the limitation on rights of redemption and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Manager invests the Fund's assets in illiquid assets, an investment in the Fund is highly illiquid and involves a substantial degree of risk.

Due to the nature of the “master/feeder” structure, the Fund is materially affected by the actions of the Master Fund and other investors. Investment risks such as market and credit risks of the Master Fund’s investments are discussed in the Master Fund’s notes to the financial statements included herein.

******

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
PNMAC Mortgage Opportunity Fund, LLC:

We have audited the accompanying statement of assets and liabilities of PNMAC Mortgage Opportunity Fund, LLC (the “Fund”), including the schedule of investments, as of December 31, 2008, and the related statement of operations, changes in net assets, cash flows, and financial highlights for the period from August 11, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PNMAC Mortgage Opportunity Fund, LLC as of December 31, 2008, the results of its operations, changes in its net assets, cash flows, and financial highlights for the period from August 11, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the financial statements include an investment in PNMAC Mortgage Opportunity Fund, LP (“Master Fund”) valued at $140,315,719 (93% of total assets) as of December 31, 2008, whose fair value has been estimated by management in the absence of readily determinable fair values. Management’s estimate is based on the Fund’s proportionate interest in the Master Fund’s partners’ capital, which is reported at fair value as of December 31, 2008. Management’s fair value estimates of the investments held by the Master Fund are based on the expected proportionate share of the discounted cash flow projections of the assets and liabilities of the Master Fund.

/s/ Deloitte & Touche LLP

February 27, 2009
Los Angeles, California

17

PNMAC Mortgage Opportunity Fund, LLC
Additional Information
(Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Fund collect at (818) 224-7442; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors
The Fund’s Form N-2 includes additional information about the Fund’s directors and is available upon request without charge by calling the Fund collect at (818) 224-7442 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

18

PNMAC Mortgage Opportunity Fund, LLC
Directors and Officers
(Unaudited)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held
Independent Directors
Heather Campion (51) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Group Executive Vice President and Director of Corporate Affairs of Citizens Financial Group until 2007.	2	Institute of Politics at Harvard University, the John F. Kennedy Presidential Library Foundation, AAA of Southern New England, and the Isabella Stewart Gardner Museum

Thomas P. Gybel (40) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Managing Director of White Mountains Capital Inc. since March 2008, Managing Director of Global Corporate Finance for Deutsche Bank Securities Inc. from July 2004 to May 2007, and a consultant to MMC Capital, Inc. (now Stone Point Capital) and Managing Director of Danish Re Syndicates Ltd. from November 2002 to June 2004.	2	None

Peter W. McClean (64) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Chairman	Indefinite Term. Served since May 29, 2008.	Managing Director of Gulfstream Advisors LLC since 2004 and President and Chief Executive Officer of Measurisk LLC from 2001 through 2003.	2	Member of Board of Directors of Cyrus Reinsurance, Family Health International, Allianz Variable Insurance Products Trust, and Allianz Variable Products Fund of Funds Trust.

19

PNMAC Mortgage Opportunity Fund, LLC
Directors and Officers
(Unaudited)

Richard A. Victor, J.D., Ph.D. (58) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Executive Director of the Workers Compensation Institute since 1983.	2	None

20

PNMAC Mortgage Opportunity Fund, LLC
Directors and Officers
(Unaudited)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held
Interested Directors
David A. Spector (45) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director, President, Chief Financial Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Chief Investment Officer of the Investment Adviser; formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.	2	None

Officers
Stanford L. Kurland (56) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Executive Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	2	None

Michael L. Muir (43) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Capital Markets Officer	Indefinite Term. Served since May 29, 2008.	Chief Capital Markets Officer of the Investment Adviser; formerly, Chief Financial Officer, Treasurer and Chief Investment Officer for Countrywide Bank, N.A. and Senior Vice President of Countrywide Home Loans.	2	None

21

PNMAC Mortgage Opportunity Fund, LLC
Directors and Officers
(Unaudited)

David M. Walker (53) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Credit Officer	Indefinite Term. Served since May 29, 2008.	Chief Credit Officer of the Investment Adviser; formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.	2	None

James S. Furash (43) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Development Officer	Indefinite Term. Served since May 29, 2008.	Chief Development Officer of the Investment Adviser; formerly, Co-founder, President and Chief Executive Officer of Countrywide Bank, N.A.	2	None

Mark P. Suter (35) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Portfolio Strategy Officer	Indefinite Term. Served since May 29, 2008.	Chief Portfolio Strategy Officer of the Investment Adviser; formerly, Chief Strategy Officer, Chief Governance Officer, Chief Retail Officer and Head of Diversified Lending for Countrywide Bank, N.A.	2	None

22

PNMAC Mortgage Opportunity Fund, LLC
Directors and Officers
(Unaudited)

Andy S. Chang (31) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Fund Administration Officer	Indefinite Term. Served since May 29, 2008.	Chief Fund Administration Officer of the Investment Adviser; formerly, Director at Blackrock and leader of its Advisory Services practice.	2	None

Jeff Grogin (48) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Secretary, Authorized person	Indefinite Term. Served since May 29, 2008.	Independent Counsel	2	None

Julianne Fries (46) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Compliance Officer	Indefinite Term. Served since May 29, 2008.	Chief Compliance Officer of the Investment Advisor; formerly, Managing Director, Chief Compliance Officer of Countrywide Capital Markets.	2	None

23

PNMAC Mortgage Opportunity Fund, LLC
Approval of Investment Management Agreement
(Unaudited)

On May 29, 2008, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreements for an initial two-year term.

In considering whether to recommend approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Advisor, fund counsel and independent counsel. The Directors also met with senior personnel of the Investment Advisor and discussed a number of topics affecting their determination, including the following.

(i)
The nature, extent and quality of services expected to be provided by the Investment Advisor. The Independent Directors reviewed the services that the Investment Advisor are expected to provide to the Funds.  In addition, the Independent Directors considered the size, education, background and experience of the Investment Advisor’s staff.  Lastly, the Independent Directors reviewed the Investment Advisor’s ability to attract and retain quality and experienced personnel. The Independent Directors concluded that the scope of services expected to be provided by the Investment Advisor to the Funds and the experience and expertise of the personnel performing such services was consistent with the nature, extent and quality expected of an Investment Advisor of investment vehicles such as the Funds.

(ii)
Cost of the services to be provided and profits to be realized by the Investment Advisor and its affiliates from the relationship with the Funds. The Independent Directors considered the estimated cost of the services provided by the Investment Advisor. As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Advisor, the terms of which are summarized in the footnotes to the financial statements included in this report.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other advisors that had somewhat comparable investment programs.

The Independent Directors concluded that the proposed management fee and carried interest for the Investment Advisor were reasonable.

In view of the absence of any historical operations by the Funds or the Investment Advisor, the Independent Directors considered the mortgage finance and capital markets experience of the Advisor’s senior management team.  However, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended approval of each of the Management Agreements.

24

PNMAC Mortgage Opportunity Fund, LP

Annual Report

December 31, 2008

PNMAC Mortgage Opportunity Fund, LP
Table of Contents

Page(s)
Financial Statements
Statement of Assets and Liabilities	2
Schedule of Investments	3
Statement of Operations	4
Statement of Partners’ Capital	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-19
Report of Independent Registered Public Accounting Firm	20
Additional Information	21
Directors and Officers	22-26
Approval of Investment Management Agreement	27

PNMAC Mortgage Opportunity Fund, LP
Statement of Assets and Liabilities
December 31, 2008

Assets:

Investments, at fair value (cost $149,908,075)	$143,086,535
Other assets	137,609
Dividends receivable	2,473
Total assets	143,226,617

Liabilities:

Payable to investment manager	2,462,500
Payable to affiliate	405,858
Accrued expenses and other liabilities	41,555
Total liabilities	2,909,913

Partners’ Capital	$140,316,704

Partners’ Capital Consists of:
General partner	$985
Limited partner	140,315,719
Total partners’ capital	$140,316,704

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
December 31, 2008

Description	Shares or Principal Amount	Fair Value

INVESTMENTS – 102.0%*
Mortgage Investments – 101.4%*
PNMAC Mortgage Co, LLC	$119,956,594	$113,022,783
PNMAC Mortgage Co (FI), LLC	29,147,705	29,259,976
Total Mortgage Investments (Cost $149,104,299)	149,104,299	142,282,759

Short-Term Investments – 0.6%*
BlackRock Liquidity Funds: TempFund Institutional Shares	803,776	803,776
Total Short-Term Investments (Cost $803,776)	803,776	803,776

TOTAL INVESTMENTS (Cost $149,908,075)		143,086,535
Liabilities in excess of other assets – (2.0%)*		(2,769,831)
TOTAL PARTNERS’ CAPITAL – 100%*		$140,316,704
* Percentages are stated as a percent of partners’ capital

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Operations
For the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Investment income
Dividend income	$6,071,535
Total investment income	6,071,535
Expenses:
Investment advisory fees	2,462,500
Professional expenses	311,609
Administration and other expenses	294,440
Directors fees and expenses	249,202
Insurance expense	175,452
Custody fees	2,012
Total expenses	3,495,215

Net investment income	2,576,320

Change in unrealized losses on investments:
Net change in unrealized depreciation on investments	(6,821,540)
Net loss on investments	(6,821,540)
Net decrease in partners’ capital resulting from operations	$(4,245,220)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Partners’ Capital
For the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

	General Partner	Limited Partner	Total

Partners’ capital, August 11, 2008	$-	$-	$-

Capital contributions	1,000	146,563,548	146,564,548
Return of capital distributions	-	(2,002,624)	(2,002,624)

Increase (decrease) in partners’ capital
from operations:
Net investment income	43	2,576,277	2,576,320
Net change in unrealized depreciation on investments	(58)	(6,821,482)	(6,821,540)

Net decrease in partners’ capital
from operations	(15)	(4,245,205)	(4,245,220)

Partners’ capital, December 31, 2008	$985	$140,315,719	$140,316,704

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Cash Flows
For the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Cash flows from operating activities:

Net decrease in partners’ capital resulting from operations	$(4,245,220)

Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash used in operating activities:

Purchases of Mortgage Investments	(149,104,299)
Purchases of short-term investments	(5,518,353)
Sales of short-term investments	4,714,577
Net change in unrealized depreciation on investments	6,821,540
Increase in other assets	(137,609)
Increase in dividends receivable	(2,473)
Increase in payable to investment manager	2,462,500
Increase in payable to affiliate	405,858
Increase in accrued expenses and other liabilities	41,555

Net cash used in operating activities	(144,561,924)

Cash flows from financing activities:
Capital contributions	146,564,548
Return of capital distributions	(2,002,624)

Net cash provided by financing activities	144,561,924

Net increase in cash	-

Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
For the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

SUPPLEMENTAL DATA AND RATIOS	Total	General Partner(5)	Limited Partner
Total return (1), (3)	(3.53%)	(1.46%)	(3.53%)
Internal rate of return (4)	(9.68%)	(3.70%)	(9.68%)
Partners’ capital, end of period	$140,316,704	$985	$140,315,719
Ratio of expenses to weighted average partners’ capital (2)	6.88%	2.10%	6.88%
Ratio of net investment income to weighted average partners’ capital (2)	5.07%	10.40%	5.07%
Portfolio turnover rate (1)	0.00%

(1)	Not annnualized.

(2)	Annualized.

(3)
Total return is calculated for each partner class taken as a whole. An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(4)
Internal rate of return was computed based on the actual dates of the cash inflows (capital contributions), outflows (return of capital distributions)
 and the ending net assets at the end of the period of the partners’ capital accounts.

(5)	Not all expenses are allocated to the General Partner in accordance with the Partnership Agreement.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

1.	Organization
PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware.  The Master Fund is registered under the Investment Fund Act of 1940, as amended. Interest in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission.  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company that is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner.  The Fund owned 99.99% of the Master Fund at December 31, 2008 and is the sole limited partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in PNMAC Mortgage Co, LLC and PNMAC Mortgage Co (FI), LLC (collectively, the “Mortgage Investments”).  PNMAC Mortgage Co, LLC is a wholly owned limited liability company.  PNMAC Mortgage Co, LLC acquires, holds and works-out distressed U.S. residential mortgages.  PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a $558 million pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”).  The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC. As mortgages owned by PNMAC Mortgage Co, LLC become performing, PNMAC Mortgage Co, LLC may transfer them to the Master Fund for securitization for financing purposes or sale.  The Master Fund may directly or indirectly hold interests in pools of such securities mortgages and will also invest directly in other mortgage-related investment securities.  At December 31, 2008, the Master Fund owned 100% of PNMAC Mortgage Co, LLC and 67.4% of PNMAC Mortgage Co (FI), LLC.

The Master Fund commenced operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one year extensions by the Investment Manager in its discretion, in accordance with the terms of the Limited Partnership Agreement.

2.	Significant Accounting Policies
The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America.  The Master Fund reports its investments in the Mortgage Investments in accordance with S-X Rules 6-03(c)(1) Special Rules of General Application to Registered Investment Companies, and the AICPA Audit and Accounting Guide: Investment Companies.  These rules do not permit the Master Fund to consolidate its ownership interest in such investments.  Following are the significant accounting policies adopted by the Master Fund:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation
The Master Fund adopted the provisions of Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements (“SFAS 157”), effective at the commencement of operations.  The Master Fund has elected to defer the election of SFAS 157 for non-financial assets and liabilities in accordance.

Due to the inherent uncertainty of valuation, the estimated fair value of the Mortgage Investments would differ significantly from the value that may be realized if the Master Fund is liquidated and this difference could be material.  Fair value considerations of investments held are further discussed in Footnote 3 – Fair Value of Investments.

Security Transactions and Investment Income
The Master Fund records investment and contractual transactions on the trade/contract date of the investment purchase or sale.  The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.  Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund. Distributions of $6,069,052 from the PNMAC Mortgage Co, LLC is included in dividend income on the Statement of Operations.

Illiquid Securities
The Master Fund’s and Mortgage Investments’ include assets that are considered illiquid.  These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Distributions and Carried Interest
For the period from the commencement of operations through December 31, 2008, the Master Fund paid the Limited Partner a $2,002,624 return of capital distribution pursuant to the following distribution priority policy.  Distributions are made in accordance with the following distribution priorities but may be recalled by the Master Fund for purposes of making new investments until December 31, 2011:

1.
First, 100% to such Limited Partner until such Limited Partner has received 100% of such Limited Partner’s Capital Contributions (irrespective of whether such Capital Contributions were used to make investment, pay Management Fees and expenses or any other purpose);

2.	Second, 100% to such Limited Partner, until such Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.	Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the profits distributed to the Limited Partner pursuant to (2) above; and
4.	Thereafter, (i) 80% to such Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”.

The Carried Interest will be allocated (and subsequently distributed) by the Master Fund to the General Partner as an allocable shares of the Master Fund’s gains, not as a performance fee paid to a third party.  As of December 31, 2008, the Master Fund has not earned, paid or accrued any carried interest to the General Partner.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory and custody fees.  Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their respective capital commitments.  All general and administrative expenses are recognized on an accrual basis of accounting.

Income Taxes
The Master Fund tax year end is December 31.  The Master Fund intends to be treated as a partnership for Federal income tax purposes.  Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.  No distributions will be made by the Master Fund to cover any taxes due on Limited Partners’ investments in the Master Fund.  Investors may not redeem capital from the Master Fund, and they must have other sources of capital available to them in order to pay such taxes.

In July, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current period.  The Master Fund adopted FIN 48 as of the commencement of its operations.

FIN 48 requires the Master Fund to analyze all open tax years.  Open tax years are those that are open for examination by the relevant income taxing authority.  As of December 31, 2008, open Federal and state income tax years include the tax year ended December 31, 2008.  The Master Fund has no examination in progress.

The Master Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Master Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008.  The Master Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the Statement of Operations.

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with partners’ respective investment percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment percentages.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund.  In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties.  The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur.  However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Recent Accounting Pronouncements
In March 2008, SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position  Management is currently evaluating the implications of SFAS 161.  The Master Fund does not expect the adoption of SAFS 161 to have a significant impact on its financial statements and did not hold any derivative instruments as of December 31, 2008.

In October 2008, the FASB issued FASB Staff Position No. 157-3 Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (“FSP 157-3”).  The staff position clarifies the application of SFAS 157 in inactive markets and provides an illustrative example of how the fair value of a financial asset is determined in an inactive market.  FSP 157-3 is effective immediately, including prior periods for which financial statements have not been issued.  The issuance of this staff position affects the Master Fund as a significant portion of the Master Fund’s financial assets and liabilities are measured at fair value using market value approaches based on active markets.  Availability of observable market inputs has diminished considerably as a result of the increasing inactivity in the secondary market for mortgage loans, mortgage-backed securities and other real estate related assets.  The lack of observable market inputs requires that the Master Fund rely heavily on its own internal assumptions of the future cash flows and appropriate risk-adjusted discount rates market participants would apply in measuring the fair value of financial assets and liabilities in orderly market transactions that are not forced liquidations or distressed sales.  A significant portion of the Master Fund’s financial assets were classified as Level 3 fair value measurements as a result of market inactivity and the lack of availability of observable market inputs.

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”).  The new standard is intended to improve financial reporting by identifying a consistent framework for selecting accounting principles to be used in preparing financial statements that are presented in conformity with U.S. GAAP for nongovernmental entities.  SFAS162 will be effective 60 days after the U.S. Securities and Exchange Commission approves the Public Company Accounting Oversight Board’s amendments to AU Section 411, “The Meaning of Present Fairly in Conformity with Generally Accepted Accounting Principles.”  The Master Fund does not expect the adoption of SAFS 162 to have a significant impact on its financial statements.

In April 2008, the FASB voted to eliminate qualifying special purpose entities (QSPEs) from the guidance in FASB Statement No. 140 Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities (“SFAS 140”).  While the revised standard has not been finalized and the FASB’s proposals will be subject to a public comment period, this change may have a significant impact on the Master Fund’s financial statements as it may lose sales treatment for future sales.  An effective date for any proposed revisions has not been determined by the FASB.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

In connection with the proposed changes to SFAS 140, the FASB also is proposing three key changes to the consolidation model in FASB Interpretations No. 46(R), Consolidation of Variable Interest Entities (revised December 2003) – an interpretations of ARB No. 51 (“FIN 46(R)”).  First, the FASB has proposed to include former QSPEs in the scope of FIN 46(R).  In addition, the FASB supports amending FIN 46(R) to change the method of analyzing which party to a variable interest entity (VIE) should consolidate the VIE to a primarily qualitative determination of control instead of today’s risks and rewards model.  Finally, the proposed amendment is expected to require all VIEs and their primary beneficiaries to be reevaluated quarterly.  The previous rules required reconsideration only when specified reconsideration events occurred.  As of December 31, 2008, the Master Fund did not own any unconsolidated VIEs, however, the Master Fund is considered as a VIE for the Fund as of December 31, 2008.  The Master Fund, through its investment in PNMAC Mortgage Co (FI), LLC also invests in FNBN, which is a VIE.  The Master Fund, through its investment in PNMAC Mortgage Co, LLC, also has a variable interest in PennyMac Loan Services, LLC.  The Master Fund will be evaluating the impact of these changes on the Master Fund’s financial statements once the standard is approved and issued.

3.	Fair Value of Investments
Investments for which no quotations are readily available are valued by the Valuation Committee in good faith at fair value using methods and procedures approved by the Board of Directors.   These methods generally include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which the investment is traded (including the time needed to dispose of the investment, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these investments may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates.  Although the procedures used by the Valuation Committee to fair value investments are believed to be appropriate and reasonable, the actual values that may be realized upon the ultimate liquidation of the investment may not represent the amount that is reflected in the statement of operations, and the differences could be material.

The Master Fund reported investments, recorded at fair value, in the accompanying financial statements as follows:

Mortgage Investments valued at $142,282,759 (99% of total assets) as of December 31, 2008 have been estimated by management in the absence of readily determinable fair values.  Management’s estimates are based on the proportionate share of the discounted cash flow projections of the assets and liabilities of the Master Fund’s Mortgage Investments.  These Mortgage Investments are valued based on the  proportionate share of the discounted cash-flow projections of the underlying assets and liabilities of FNBN I, LLC and PNMAC Mortgage Co, LLC (“Mortgage Companies”) given that the loans or loan participation interest held by the Mortgage Companies represent substantially all of the net asset value held by these entities.  Further disclosure regarding the valuation policies of the mortgage loans and the loan participation interests held by the Mortgage Companies is discussed in Footnote 4, Mortgage Companies.

Short-term investments which represent money market funds are valued at the number of shares multiplied by the value per share published by the manager of the money market funds on the valuation date. Fair value of such funds also include assessment of liquidity and credit risk, including lockout provisions, if any, related to these funds.

In accordance with SFAS 157, the Master Fund established a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the hierarchy under SFAS 157 are described below:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs.  Observable inputs are inputs that other market participants would use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Master Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.  The pricing level used for valuing an asset may not be an indication of the risk associated with investing in the asset.  The following is a summary of the pricing levels used, as of December 31, 2008, for valuing the assets of Master Fund:

Description	Total	Level 1	Level 2	Level 3
Short-term investments	$803,776	$803,776	$-	$-
Mortgage Investments	142,282,759	-	-	142,282,759
Total investments	$143,086,535	$803,776	$-	$142,282,759

The following is a reconciliation of investments for which Level 3 inputs were used to determine value:

	Mortgage Investments	Total
Balance at August 11, 2008, commencement of operations	$-	$-

Net purchases, sales and paydowns	149,104,299	149,104,299

Transfers in/(out)	-	-
Gains/(losses)

Amortization of discount/(premium)	-	-

Realized	-	-

Unrealized	(6,821,540)	(6,821,540)

Balance at December 31, 2008	$142,282,759	$142,282,759

The information used in the above reconciliation represents commencement of operations to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.  Transfer in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any investments where a change in the pricing level occurred from the beginning to the end of the period.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

4.	Mortgage Companies
The Mortgage Companies adopted the provisions of SFAS No. 159, The Fair Value Option for Financial Assets and Liabilities (“SFAS 159”), effective at the commencement of operations.  SFAS 159 permits fair value accounting to be irrevocably elected for certain financial assets and liabilities on an individual contract basis at the time of acquisition or at a remeasurement event date. For those instruments for which fair value accounting is elected, changes in fair value will be recognized in earnings and fees and costs associated with origination or acquisition will be recognized as incurred rather than deferred.

Mortgage loans held by the Mortgage Companies are classified as held for sale at the time of acquisition.  Loans that are not committed to be sold are valued using a discounted cash flow valuation model on a monthly basis.  Inputs to the model can be classified into directly and non-directly observable inputs.  Directly observable inputs are inputs that can be taken directly from observable data or market sources such as, current interest rates, loan amount, payment statuses and property type.  Non-directly observable inputs are inputs that cannot be taken directly from observable data or market sources such as, forecasts of future interest rates, home prices, prepayment speeds, defaults and loss severities. Loans which are committed to be sold are valued at their quoted market price or market price equivalent.

The Mortgage Companies have assumed a concentration of credit risk in connection with their investments in loans held for sale.  Through their mortgage servicing agreements with PennyMac Loan Services, LLC, the Mortgage Companies proactively work with borrowers to perform loss mitigation activities in order to minimize credit losses.  Such activities include the development of loan modification programs and workout options that have the highest probably of successful resolution for both borrowers and the Mortgage Companies.

The following is a summary of the condensed balance sheet of the Master Fund’s investments in PNMAC Mortgage Co, LLC and PNMAC Mortgage Co (FI), LLC as of December 31, 2008:

Condensed Balance Sheet	PNMAC Mortgage Co, LLC	PNMAC Mortgage Co (FI), LLC
Mortgage loans, at fair value	$110,389,898	$43,403,757
Other assets, less liabilities	2,632,884	589
Members' equity	$113,022,783	$43,404,346

Master Fund's investment in Mortgage Investments at December 31, 2008	$113,022,783	$29,259,976

The following is a summary of the distribution of loans included in the Mortgage Companies’ portfolios as measured by fair value at December 31, 2008:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Occupancy	Fair Value	% NAV	Average Note Rate
Owner Occupied	$101,585,322	72.40%	7.77%
Investment Property	30,215,996	21.53%	8.20%
Second Property	7,636,243	5.44%	8.28%
Total Portfolio	$139,437,560	99.37%	7.89%

Loan Type	Fair Value	% NAV	Average Note Rate
ARM / Hybrid[1]	$ 92,841,605	66.17%	7.61%
Fixed	42,755,453	30.47%	7.66%
Balloon	3,840,502	2.74%	10.95%
Total Portfolio	$139,437,560	99.37%	7.89%

Lien Position	Fair Value	% NAV	Average Note Rate
1st Lien	$138,994,560	99.06%	7.61%
2nd Lien	443,000	0.32%	10.65%
Total Portfolio	$139,437,560	99.37%	7.89%

Loan Age[2]	Fair Value	% NAV	Average Note Rate
Less than 6 months	$ 88,919	0.06%	4.78%
6 - 11 months	23,491,596	16.74%	7.13%
12 - 17 months	52,792,115	37.62%	7.80%
18 - 23 months	47,548,547	33.89%	8.03%
24 Months and Greater	15,516,382	11.06%	7.94%
Total Portfolio	$ 139,437,560	99.37%	7.89%

Origination FICO Score	Fair Value	% NAV	Average Note Rate
Less than 600	$ 15,616,034	11.13%	8.44%
600 - 649	18,002,719	12.83%	8.00%
650 - 699	37,722,460	26.88%	7.90%
700 - 749	34,864,406	24.85%	7.52%
750 or Greater	33,231,939	23.68%	7.14%
Total Portfolio	$139,437,560	99.37%	7.89%

Current Loan-to-Value[3]	Fair Value	% NAV	Average Note Rate
Less than 80%	$ 24,327,684	17.34%	7.37%
80 - 99.99%	45,273,140	32.26%	7.41%
100 - 119.99%	34,968,047	24.92%	7.56%
120% or Greater	34,868,690	24.85%	8.23%
Total Portfolio	$139,437,560	99.37%	7.89%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Geographic Distribution	Fair Value	% NAV	Average Note Rate
California	$ 41,767,248	29.77%	7.28%
Florida	10,923,433	7.78%	8.32%
New York	8,467,685	6.03%	8.08%
Arizona	7,577,346	5.40%	7.74%
New Jersey	4,141,296	2.95%	8.08%
Illinois	6,805,423	4.85%	7.89%
Other	59,755,128	42.59%	7.98%
Total Portfolio	$139,437,560	99.37%	7.89%

Payment Status	Fair Value	% NAV	Average Note Rate
Current[4]	$116,049,134	82.71%	7.52%
30 days delinquent	7,350,021	5.24%	7.95%
60 days delinquent	4,360,307	3.11%	7.93%
90 days or more delinquent	5,679,244	4.05%	8.99%
In Foreclosure[5]	5,998,853	4.28%	8.43%
Total Portfolio	$139,437,560	99.37%	7.89%

1
Based on a percentage of loan count, ARMs/Hybrids had a distribution of interest rate reset dates after December 31, 2008 as follows: 7.73% in 1-6 months, 10.64% in 7-12 months,
4.12% in 13-24 months, 77.51% in more than 24 months.

2	Loan Age reflects the age of the loan as of December 31, 2008.

3
Current Loan-to-Value measures the ratio of the current balance of the loan and all superior liens ("Loan") to the estimate of the value of   the property securing the liens ("Value"
as of December 31, 2008.

4	Current loans include loans in and adhering to a forbearance plan as of December 31, 2008.

5
Loans "In Foreclosure" includes loans for which foreclosure proceedings had begun, but for which ownership had not yet been transferred as of December 31, 2008.  This category does not include Real Estate Owned ("REO").

5.	Investment Transactions
For the period from August 11, 2008 (commencement of operations) to December 31, 2008, the Master Fund purchased investments in the amount of $149,104,299.

6.	Administration and Custodian Fees
The Master Fund entered into an Investment Management Agreement with PNMAC Capital Management, LLC.  Under the terms of the agreement, the Master Fund will pay the Investment Manager a fee equal to an annual rate of 1.5% on capital commitments until December 31, 2011 and thereafter a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund.  The management fee is accrued monthly and paid quarterly.  Investment advisory fees for the period ended December 31, 2008 were $2,462,500.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting to the investments held in the Mortgage Subsidiary.  The Master Fund pays U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund's average daily market value subject to an annual minimum fee of $4,800.

7.	Directors and Officers
The Master Fund’s Board of Directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations.  The Fund and Master Fund share the same Board of Directors.  All Directors fees and expenses are paid by the Master Fund.   The Independent Directors are each paid an annual retainer of $60,000 and a fee per meeting of the Board of Directors of $2,000 for each regular meeting and $1,000 for each telephonic meeting, subject to a cap of $15,000 per year for all telephonic meetings, plus reasonable out-of-pocket expenses. Directors are reimbursed by the Master Fund for their travel expenses related to Board meetings.  The total Directors fees and expenses incurred for the period from August 11, 2008 (commencement of operations) through December 31, 2008 was $249,202.  One of the Directors is an officer of the Advisor and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.  The Board of Directors appointed a Chief Compliance Officer to the Master Fund in accordance with federal securities regulations.

8.	Transactions With Affiliates
As of the December 31, 2008, the payable to affiliate of $405,858 represents funds owed to Private National Mortgage Acceptance Company, LLC for offering and organization expenses paid on the Master Fund’s behalf.  The Investment Manager is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC.

PennyMac Loan Services, LLC acts as the principal mortgage servicer for all mortgages owned by the Mortgage Companies.  PennyMac Loan Services, LLC is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which a wholly owned subsidiary of Blackrock, Inc.  BlackRock Inc. is an affiliate of the Master Fund.

9.	Risk Factors
The Master Fund’s investment activities expose it to the various types of risk, which are associated with the financial instruments and markets in which it invests.

Investments in mortgage loans (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a participation.  Mortgage loans are subject to prepayment risk, which will affect the maturity of such investments.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

Real estate investments are subject to various risk factors.  Generally, real estate investments could be adversely affected by a recession or general economic downturn where the properties are located.  Real estate investment performance is also subject to the success that a particular property manager has in managing the property.  At December 31, 2008, the Master Fund and the Mortgage Investments did not hold any real estate investments.

The Master Fund is subject to interest rate risk.  Interest rate risk is the risk that investment in loans held by the Mortgage Investments will decline in value because of changes in market interest rates.  Investments in mortgage loans with long-term maturities may experience significant price declines if long-term interest rates increase.

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest and foreign exchange rates.  The Master Fund’s portfolio includes certain investments which are generally illiquid and have a greater amount of market risk than more liquid investments.  These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments.  An economic downturn could severely affect the ability of a highly leveraged borrower to service their debt obligations or to repay their obligations.  Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans.  As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire principal invested.  An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Companies.  The value like other market investments, may move up or down, sometimes rapidly and unpredictably.  An investment in the Master Fund at any point in time may be worth less than the original investment.  Investment values can fluctuate for several reasons including the general condition of the mortgage market, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize leverage.  Master Fund investments may also use leverage in the ordinary course of their operations.  The use of leverage may materially affect the operations of the Master Fund or the investment and thus its ultimate value.  Financing may not always be available on acceptable terms, in the necessary amounts, or for the duration needed.  This could have a material negative impact on the performance of the Master Fund.  For the period from the commencement of operations through December 31, 2008, the Master Fund and the Mortgage Investments did not utilize leverage.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all its investments and cash positions at U.S. Bank, N.A.  Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to terms of their obligations.

Due to the nature of the master fund/feeder fund structure the Master Fund could be materially affected by subscription or redemption activity in the Fund.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from August 11, 2008 (commencement of operations)
   to December 31, 2008

In light of financial market events that occurred in 2008 and the United States government’s involvement in supporting the financial markets, it is reasonably possible that the investment management industry will be subject to future regulation.  The impact of potential regulation may have a negative impact on the ability to unwind the investments of the Master Fund and Mortgage Investments, but such impact is not quantifiable.

******

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
PNMAC Mortgage Opportunity Fund, LP:

We have audited the accompanying statement of assets and liabilities of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), including the schedule of investments, as of December 31, 2008, and the related statements of operations, changes in partners’ capital, cash flows, and financial highlights for the period from August 11, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PNMAC Mortgage Opportunity Fund, LP as of December 31, 2008, the results of its operations, changes in its partners’ capital, cash flows, and financial highlights for the period from August 11, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the financial statements include investments valued at $142,282,759 (99% of total assets) as of December 31, 2008, whose fair value have been estimated by management in the absence of readily determinable fair values. Management’s estimates are based on expected proportionate share of the discounted cash flow projections of the assets and liabilities of the Master Fund’s investments.

/s/ Deloitte & Touche LLP

February 27, 2009
Los Angeles, California

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Master Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers
(Unaudited)

Name, Age and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held
Independent Directors
Heather Campion (51) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Group Executive Vice President and Director of Corporate Affairs of Citizens Financial Group until 2007.	2	Institute of Politics at Harvard University, the John F. Kennedy Presidential Library Foundation, AAA of Southern New England, and the Isabella Stewart Gardner Museum

Thomas P. Gybel (40) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Managing Director of White Mountains Capital Inc. since March 2008, Managing Director of Global Corporate Finance for Deutsche Bank Securities Inc. from July 2004 to May 2007, and a consultant to MMC Capital, Inc. (now Stone Point Capital) and Managing Director of Danish Re Syndicates Ltd. from November 2002 to June 2004.	2	None

Peter W. McClean (64) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Chairman	Indefinite Term. Served since May 29, 2008.	Managing Director of Gulfstream Advisors LLC since 2004 and President and Chief Executive Officer of Measurisk LLC from 2001 through 2003.	2	Member of Board of Directors of Cyrus Reinsurance, Family Health International, Allianz Variable Insurance Products Trust, and Allianz Variable Products Fund of Funds Trust

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers
(Unaudited)

Richard A. Victor, J.D., Ph.D. (58) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director; Audit Committee Member	Indefinite Term. Served since May 29, 2008.	Executive Director of the Workers Compensation Institute since 1983.	2	None

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers
(Unaudited)

Name, Age and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held

Interested Directors
David A. Spector (45) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Director, President, Chief Financial Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Chief Investment Officer of the Investment Adviser; formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.	2	None

Officers
Stanford L. Kurland (56) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Executive Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	2	None

Michael L. Muir (43) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Capital Markets Officer	Indefinite Term. Served since May 29, 2008.	Chief Capital Markets Officer of the Investment Adviser; formerly, Chief Financial Officer, Treasurer and Chief Investment Officer for Countrywide Bank, N.A. and Senior Vice President of Countrywide Home Loans.	2	None

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers
(Unaudited)

David M. Walker (53) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Credit Officer	Indefinite Term. Served since May 29, 2008.	Chief Credit Officer of the Investment Adviser; formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.	2	None

James S. Furash (43) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Development Officer	Indefinite Term. Served since May 29, 2008.	Chief Development Officer of the Investment Adviser; formerly, Co-founder, President and Chief Executive Officer of Countrywide Bank, N.A.	2	None

Mark P. Suter (35) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Portfolio Strategy Officer	Indefinite Term. Served since May 29, 2008.	Chief Portfolio Strategy Officer of the Investment Adviser; formerly, Chief Strategy Officer, Chief Governance Officer, Chief Retail Officer and Head of Diversified Lending for Countrywide Bank, N.A.	2	None

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers
(Unaudited)

Andy S. Chang (31) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Fund Administration Officer	Indefinite Term. Served since May 29, 2008.	Chief Fund Administration Officer of the Investment Adviser; formerly, Director at Blackrock and leader of its Advisory Services practice.	2	None

Jeff Grogin (48) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Secretary, Authorized person	Indefinite Term. Served since May 29, 2008.	Independent Counsel	2	None

Julianne Fries (46) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Compliance Officer	Indefinite Term. Served since May 29, 2008.	Chief Compliance Officer of the Investment Advisor; formerly, Managing Director, Chief Compliance Officer of Countrywide Capital Markets.	2	None

PNMAC Mortgage Opportunity Fund, LLC
Approval of Investment Management Agreement
(Unaudited)

On May 29, 2008, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreements for an initial two-year term.

In considering whether to recommend approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Advisor, fund counsel and independent counsel. The Directors also met with senior personnel of the Investment Advisor and discussed a number of topics affecting their determination, including the following.

(i)
The nature, extent and quality of services expected to be provided by the Investment Advisor. The Independent Directors reviewed the services that the Investment Advisor are expected to provide to the Funds.  In addition, the Independent Directors considered the size, education, background and experience of the Investment Advisor’s staff.  Lastly, the Independent Directors reviewed the Investment Advisor’s ability to attract and retain quality and experienced personnel. The Independent Directors concluded that the scope of services expected to be provided by the Investment Advisor to the Funds and the experience and expertise of the personnel performing such services was consistent with the nature, extent and quality expected of an Investment Advisor of investment vehicles such as the Funds.

(ii)
Cost of the services to be provided and profits to be realized by the Investment Advisor and its affiliates from the relationship with the Funds. The Independent Directors considered the estimated cost of the services provided by the Investment Advisor. As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Advisor, the terms of which are summarized in the footnotes to the financial statements included in this report.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other advisors that had somewhat comparable investment programs.

The Independent Directors concluded that the proposed management fee and carried interest for the Investment Advisor were reasonable.

In view of the absence of any historical operations by the Funds or the Investment Advisor, the Independent Directors considered the mortgage finance and capital markets experience of the Advisor’s senior management team.  However, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended approval of each of the Management Agreements.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-818-224-7442.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Peter W. McClean is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2008	FYE 12/31/2007
Audit Fees	$50,000	N/A
Audit-Related Fees	$59,927	N/A
Tax Fees	$20,793	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2008	FYE 12/31/2007
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2008	FYE 12/31/2007
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies

(a)
(1) The five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, Michael L. Muir, David M. Walker, and James S. Furash.  The titles, business experience, and length of service of Messrs. Kurland, Spector, Muir, Walker, and Furash are included in the “Directors and Officers” section of the Annual Shareholder Report in Item 1.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2008:

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$150,430,552	2	$150,430,552
Other pooled investment vehicles	2	$109,616,391	2	$109,616,391
Other accounts	0	$0	0	$0
David A. Spector
Registered investment companies	2	$150,430,552	2	$150,430,552
Other pooled investment vehicles	2	$109,616,391	2	$109,616,391
Other accounts	0	$0	0	$0
Michael L. Muir
Registered investment companies	2	$150,430,552	2	$150,430,552
Other pooled investment vehicles	2	$109,616,391	2	$109,616,391
Other accounts	0	$0	0	$0
David M. Walker
Registered investment companies	2	$150,430,552	2	$150,430,552
Other pooled investment vehicles	2	$109,616,391	2	$109,616,391
Other accounts	0	$0	0	$0
James S. Furash
Registered investment companies	2	$150,430,552	2	$150,430,552
Other pooled investment vehicles	2	$109,616,391	2	$109,616,391
Other accounts	0	$0	0	$0

(3)  Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities ("Other Accounts").  While it is the general intention of the Investment Adviser that investment opportunities will be apportioned among the Fund and Other Accounts on a fair and reasonable basis, there is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(4)  Compensation:

Messrs. Kurland, Spector, Muir, Walker, and Furash receive a fixed salary from Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment Adviser.  Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein.  None of Messrs. Kurland, Spector, Muir, Walker, and Furash receives any direct compensation from the Registrant or any other of the managed accounts reflected in the table above.

(5)  The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of December 31, 2008:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
Michael L. Muir	None
David M. Walker	None
James S. Furash	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LLC

By (Signature and Title)* /s/ Stanford L. Kurland
                                                                   Stanford L. Kurland, CEO

Date March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stanford L. Kurland
                                                                   Stanford L. Kurland, CEO

Date March 10, 2009

By (Signature and Title)* /s/ David A. Spector
                                                                   David A. Spector, CFO

Date March 10, 2009

* Print the name and title of each signing officer under his or her signature.